Nature of Operations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Nature of Operations
Amount received from subsidy program			¥ 2,000
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Working capital	¥ (156,400)	¥ (112,700)
Loss from operations	52,593	(89,842)	¥ (27,754)
Accumulated deficit	¥ 470,605	¥ 511,908